Note 15 - Financial Instruments and Financial Risk Management (Details Textual) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Working capital surplus (deficit)	$ 25,969,236	$ (2,605,318)
Amount of foreign currency effect in 10% increase (decrease) in US dollor relative to Canadian dollar	$ 78,000	$ 700,000